Fair Value Measurements (Tables) - VPC Impact Acquisition Holdings III, Inc [Member]	9 Months Ended
Sep. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Assets Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

Investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$253,782,146	$253,782,146	$—	$—

Liabilities:
Warrant Liability - Public Warrants	$10,785,054	$10,785,054	$—	$—

Warrant Liability - Private Placement Warrants	$11,026,051	$—	$—	$11,026,051

Summary of public warrants and the black-scholes-merton model
The key inputs into the Monte Carlo simulation model Public Warrants and the Black-Scholes-Merton model for the Private Placement Warrants were as follows:

	January 12, 2021
	(Initial Measurement)		September 30, 2021
	Public	Private	Private
Input	Warrants	Warrants	Warrants
Stock Price	$10.00	$9.59	$9.91
Exercise Price	$11.50	$11.50	$11.50
Volatility	26.9%	26.0%	29.0%
Term (years)	5.00	5.00	5.00
Dividend Yield	0.00%	0.00%	0.00%
Risk Free Rate	1.21%	1.21%	0.98%

Summary of changes in fair value of the warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement

Fair value as of January 14, 2021 (inception)	$—
Initial measurement on March 9, 2021	9,027,379
Change in valuation inputs or other assumptions	(204,009)
Transfer to Level 1
Fair value as of March 31, 2021	$8,823,370
Change in valuation inputs or other assumptions	1,603,320
Fair value as of June 30, 2021	$10,426,690
Change in valuation inputs or other assumptions	599,361
Fair value as of September 30, 2021	$11,026,051